Note Loans (Future minimum lease payments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leases Future Minimum Payments Receivable Abstract
2019	$ 34,012
2020	83,797
2021	137,297
2022	197,996
2023 and thereafter	327,958
Total Minimum Lease Payments	$ 781,060	$ 681,198